Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	May. 31, 2015		May. 25, 2014	May. 26, 2013
Net earnings	$ 709.5	[1]	$ 286.2	$ 411.9
Other comprehensive income (loss):
Foreign currency adjustment	3.0		(2.9)	(0.2)
Change in fair value of marketable securities, net of taxes of $0.0, $0.0 and $(0.1), respectively	0.0		(0.1)	(0.2)
Change in fair value of derivatives and amortization of unrecognized gains and losses on derivatives, net of taxes of $17.4, $3.9 and $(0.6), respectively	31.3		3.4	(4.1)
Net unamortized gain arising during period, including amortization of unrecognized net actuarial loss, net of taxes of $4.8, $2.9 and $11.3, respectively	7.2		4.3	18.3
Other comprehensive income	41.5		4.7	13.8
Total comprehensive income	$ 751.0		$ 290.9	$ 425.7

[1]	The year ended May 31, 2015 consisted of 53 weeks while the year ended May 25, 2014 consisted of 52 weeks.